Document and Entity Information	Nov. 30, 2023
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 30, 2023
Entity Registrant Name	Vaxxinity, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-41058
Entity Tax Identification Number	86-2083865
Entity Address Address Line 1	505 Odyssey Way
Entity Address City Or Town	Merritt Island
Entity Address State Or Province	FL
Entity Address Postal Zip Code	32953
City Area Code	254
Local Phone Number	244-5739
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	VAXX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001851657